COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF FUTURE MINIMUM ANNUAL LEASE PAYMENTS	Rent commitment of the Company for the year ended:
March 31, 2022	$22,000
March 31, 2023	-
March 31, 2024	-
March 31, 2025	-
March 31, 2026	-
Total	$22,000

As of March 31, 2021, total future minimum annual lease payments under the operating lease were as follows:

For the years ended:	Amount
March 31, 2022	$38,500
March 31, 2023	-
March 31, 2024	-
March 31, 2025	-
March 31, 2026	-
Total	$38,500